SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($)	Sep. 22, 2025	Sep. 05, 2025	Jul. 28, 2025	Oct. 08, 2025
SUBSEQUENT EVENTS (Details) [Line Items]
Face value of original issue discount convertible advances	$ 6,000,000
Initial principal amount	1,500,000
Total gross proceeds	$ 1,380,000
Minimum [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of authorized shares				8,000,000
Par value				$ 0.05
Minimum [Member] | Class A Ordinary Shares [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of authorized shares				4,000,000
Par value				$ 0.05
Minimum [Member] | Class B Ordinary Shares [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of authorized shares				4,000,000
Par value				$ 0.05
Maximum [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of authorized shares				90,000,000
Par value				$ 0.05
Maximum [Member] | Class A Ordinary Shares [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of authorized shares				60,000,000
Par value				$ 0.05
Maximum [Member] | Class B Ordinary Shares [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of authorized shares				30,000,000
Par value				$ 0.05
AGM HK [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Consideration amount		$ 6,850,000	$ 5,000